Document And Entity Information	Mar. 27, 2024
Document Information [Line Items]
Entity, Registrant Name	OPKO Health, Inc.
Document, Type	8-K
Document, Period End Date	Mar. 27, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33528
Entity, Tax Identification Number	75-2402409
Entity, Address, Address Line One	4400 Biscayne Blvd.
Entity, Address, City or Town	Miami
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33137
City Area Code	305
Local Phone Number	575-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OPK
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000944809